UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ];               Amendment Number:
       This Amendment (Check only one):         [ ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Courage Miller Partners, LLC
       101 W. Main Street, Suite 720
       Norfolk, Virginia 23510

Form 13F File Number:  28-14916

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey Miller
Title: Member
Phone: 757-390-3100

Signature, Place, and Date of Signing:

  Jeffrey Miller           Norfolk, Virginia          January 25, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Correction of values.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:                40
                                                  -----------------------

Form 13F Information Table Value Total:             110363 (x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Apple Inc                            STOCK   37833100         263      493SH               SOLE                                493
Charles Schwab Intl Small Cap Eqty   ETF    808524888        3590   132707SH               SOLE                             132707
Charles Schwab Short Term US Treas   ETF    808524862        4708    93242SH               SOLE                              93242
CurrencyShares Jap Yen Trst          ETF    23130A102        1604    14187SH               SOLE                              14187
CurrencyShares Swiss Franc Trst      ETF    23129V109        1638    15246SH               SOLE                              15246
Diamonds Trust Series I              ETF    252787106         204     1566SH               SOLE                               1566
iShares 1-3 Year Credit Bd Fd        ETF    464288646        9220    87412SH               SOLE                              87412
iShares Barclays Aggr Bd Fd          ETF    464287226        7905    71163SH               SOLE                              71163
iShares Barclays Intrmd Crd Bd Fd    ETF    464288638        6871    61738SH               SOLE                              61738
iShares Cohen Steer Rlty Maj Idx Fd  ETF    464287564        2239    28503SH               SOLE                              28503
iShares FTSE NAREIT RdtlPlusCapIdx   ETF    464288562        2152    44408SH               SOLE                              44408
iShares Gold Trust                   ETF    464285105        5111   313948SH               SOLE                             313948
iShares Morningstr Lrg Grwth Idx Fd  ETF    464287119        2373    31017SH               SOLE                              31017
iShares Morningstr Lrg Val Idx Fd    ETF    464288109        2596    40264SH               SOLE                              40264
iShares Morningstr Mid Grwth Idx Fd  ETF    464288307        2623    24530SH               SOLE                              24530
iShares Morningstr Mid Val Idx Fd    ETF    464288406        2506    30436SH               SOLE                              30436
iShares Morningstr Sm Grwth Idx Fd   ETF    464288604        2172    23146SH               SOLE                              23146
iShares Morningstr Sm Val Idx Fd     ETF    464288703        2115    23302SH               SOLE                              23302
iShares S&P 500 Growth Index         ETF    464287309        1803    23804SH               SOLE                              23804
iShares S&P 500 Value Index          ETF    464287408        1741    26225SH               SOLE                              26225
iShares S&P Aggressive Allocatn Fd   ETF    464289859         503    13520SH               SOLE                              13520
iShares S&P Europe 350 Index         ETF    464287861        3812    96987SH               SOLE                              96987
iShares S&P Mid-Cap Growth ETF       ETF    464287606        1714    14979SH               SOLE                              14979
iShares S&P Mid-Cap Value ETF        ETF    464287705        1691    19188SH               SOLE                              19188
iShares S&P NAmer Nat Res Sc Idx Fd  ETF    464287374        2103    55103SH               SOLE                              55103
iShares S&P Small Cap 600 Grwth Idx  ETF    464287887        2597    30897SH               SOLE                              30897
iShares S&P Small Cap 600 Value      ETF    464287879        1261    15584SH               SOLE                              15584
iShares Silver Trust                 ETF    46428Q109        3149   107222SH               SOLE                             107222
iShares Tr Lehman Tips               ETF    464287176        1322    10889SH               SOLE                              10889
iShares Tr S&P Citigroup             ETF    464288125         233     2399SH               SOLE                               2399
iShares Trust                        ETF    464288513         333     3568SH               SOLE                               3568
PIMCO 1-5 Year US TIPS Idx Fd        ETF    72201R205        5908   109287SH               SOLE                             109287
Rydex CurrencyShares Euro Curr       ETF    23130C108        1642    12537SH               SOLE                              12537
SPDR Barclays Cap Sh Term Int Tr Bd  ETF    78464A334        4523   123398SH               SOLE                             123398
Vanguard FTSE All Wrld EX US Idx Fd  ETF    922042775        5167   112931SH               SOLE                             112931
Vanguard Large Cap ETF               ETF    922908637        1179    18089SH               SOLE                              18089
Vanguard MSCI Emerg Mkts  ETF        ETF    922042858        5033   113031SH               SOLE                             113031
Vanguard Pacific Stock Idx Fd        ETF    922042866        2753    51572SH               SOLE                              51572
Vanguard Total Stock Mrkt            ETF    922908769         347     4735SH               SOLE                               4735
Wisdom Tree Emerging Curr Fd         ETF    97717W133        1661    78776SH               SOLE                              78776

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